Activities of Orange Bank - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of financial assets [abstract]
Non-current financial assets	€ 3,711	€ 3,882	€ 835
Current financial assets	2,865	1,862	€ 1,283
Operating segments [member] | Orange Bank, operating segment [member]
Categories of financial assets [abstract]
Non-current financial assets	1,464	1,523
Current financial assets	331
Total financial assets	1,795	1,769
Operating segments [member] | Orange Bank, operating segment [member] | Held-to-maturity investments, category [member]
Categories of financial assets [abstract]
Non-current financial assets	611
Current financial assets	4
Total financial assets	615	713
Operating segments [member] | Orange Bank, operating segment [member] | Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Non-current financial assets	791
Current financial assets	4
Total financial assets	795	745
Operating segments [member] | Orange Bank, operating segment [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Current financial assets	171
Total financial assets	171	237
Operating segments [member] | Orange Bank, operating segment [member] | Loans and receivables, category [member]
Categories of financial assets [abstract]
Non-current financial assets	62
Current financial assets	152
Total financial assets	€ 214	€ 74